Deferred Policy Acquisition Costs, Net (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Deferred Policy Acquisition Costs Disclosures [Abstract]
Total amortization expense	$ 0.3	$ 0.4	$ 0.7	$ 0.8	$ 1.5	$ 1.7